UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

QS BATTERYMARCH MANAGED VOLATILITY GLOBAL DIVIDEND FUND

FORM N-Q

JUNE 30, 2014

QS BATTERYMARCH MANAGED VOLATILITY GLOBAL DIVIDEND FUND

Schedule of investments (unaudited)	June 30, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.1%
CONSUMER DISCRETIONARY - 7.1%
Diversified Consumer Services - 0.4%
Benesse Holdings Inc.	300	$13,015

Hotels, Restaurants & Leisure - 1.0%
McDonald’s Corp.	279	28,106

Household Durables - 0.7%
Berkeley Group Holdings PLC	500	20,691

Media - 2.6%
British Sky Broadcasting Group PLC	1,600	24,754
RTL Group SA	200	22,281
SES	700	26,551

Total Media		73,586

Multiline Retail - 0.9%
Kohl’s Corp.	490	25,813

Specialty Retail - 0.7%
TJX Cos. Inc.	354	18,815

Textiles, Apparel & Luxury Goods - 0.8%
Yue Yuen Industrial Holdings Ltd.	6,500	22,015

TOTAL CONSUMER DISCRETIONARY		202,041

CONSUMER STAPLES - 21.8%
Beverages - 2.6%
Asahi Breweries Ltd.	600	18,834
Dr. Pepper Snapple Group Inc.	500	29,290
PepsiCo Inc.	310	27,696

Total Beverages		75,820

Food & Staples Retailing - 6.9%
Aeon Co., Ltd.	1,700	20,909
Delhaize Group	300	20,297
FamilyMart Co., Ltd.	440	18,959
Flowers Foods Inc.	624	13,154
Koninklijke Ahold NV	1,114	20,913
Lawson Inc.	300	22,506
Metro Inc., Class A Shares	305	18,857
Wal-Mart Stores Inc.	336	25,223
Walgreen Co.	265	19,644
William Morrison Supermarkets PLC	4,951	15,540

Total Food & Staples Retailing		196,002

Food Products - 7.3%
Campbell Soup Co.	303	13,880
General Mills Inc.	531	27,899
Hormel Foods Corp.	371	18,309
J.M. Smucker Co.	130	13,854
Kellogg Co.	417	27,397
Kraft Foods Group Inc.	400	23,980
Lindt & Spruengli AG	5	25,451
McCormick & Co. Inc., Non Voting Shares	189	13,531
Nestle SA, Registered Shares	348	26,959
Suedzucker AG	800	16,158

Total Food Products		207,418

Household Products - 3.7%
Church & Dwight Co. Inc.	323	22,594
Clorox Co.	307	28,060
Colgate-Palmolive Co.	244	16,636
Kimberly-Clark Corp.	241	26,804

See Notes to Schedule of Investments.

QS BATTERYMARCH MANAGED VOLATILITY GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	SHARES	VALUE
Household Products - 3.7% (continued)
Procter & Gamble Co.	160	$12,574

Total Household Products		106,668

Tobacco - 1.3%
Imperial Tobacco Group PLC	450	20,254
Lorillard Inc.	280	17,072

Total Tobacco		37,326

TOTAL CONSUMER STAPLES		623,234

ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
China Petroleum & Chemical Corp., Class H Shares	20,000	19,096
Kinder Morgan Inc.	516	18,710
Natural Resource Partners LP	810	13,421

TOTAL ENERGY		51,227

FINANCIALS - 16.1%
Banks - 4.4%
Bank of Montreal	400	29,457
Canadian Imperial Bank of Commerce	200	18,200
Grupo Financiero Santander Mexico SAB de CV, Class B Shares	7,900	20,947
National Bank of Canada	650	27,570
Toronto-Dominion Bank	580	29,858

Total Banks		126,032

Diversified Financial Services - 0.5%
First Pacific Co., Ltd.	11,829	13,309

Insurance - 8.1%
Allied World Assurance Co. Holdings AG	372	14,143
Aspen Insurance Holdings Ltd.	330	14,989
Axis Capital Holdings Ltd.	600	26,568
Hiscox Ltd.	2,241	27,115
PartnerRe Ltd.	260	28,394
RenaissanceRe Holdings Ltd.	210	22,470
Talanx AG	740	25,940	*
Travelers Cos. Inc.	300	28,221
Validus Holdings Ltd.	620	23,709
W.R. Berkley Corp.	400	18,524

Total Insurance		230,073

Real Estate Investment Trusts (REITs) - 1.6%
American Capital Agency Corp.	720	16,855
Hatteras Financial Corp.	793	15,709
MFA Financial Inc.	1,638	13,448

Total Real Estate Investment Trusts (REITs)		46,012

Real Estate Management & Development - 1.5%
Daito Trust Construction Co., Ltd.	200	23,513
Swiss Prime Site AG, Registered Shares	250	20,721

Total Real Estate Management & Development		44,234

TOTAL FINANCIALS		459,660

HEALTH CARE - 10.6%
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	571	23,354
Becton, Dickinson & Co.	198	23,423

Total Health Care Equipment & Supplies		46,777

Health Care Providers & Services - 0.7%
Miraca Holdings Inc.	400	19,387

Pharmaceuticals - 8.3%
AbbVie Inc.	521	29,405
Eisai Co., Ltd.	300	12,568

See Notes to Schedule of Investments.

QS BATTERYMARCH MANAGED VOLATILITY GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	SHARES	VALUE
Pharmaceuticals - 8.3% (continued)
Eli Lilly & Co.	450	$27,977
GlaxoSmithKline PLC	950	25,428
Johnson & Johnson	270	28,247
Mitsubishi Tanabe Pharma Corp.	800	11,980
Novartis AG, Registered Shares	281	25,445
Otsuka Holdings KK	800	24,796
Roche Holding AG	75	22,370
Teva Pharmaceutical Industries Ltd., ADR	538	28,202

Total Pharmaceuticals		236,418

TOTAL HEALTH CARE		302,582

INDUSTRIALS - 6.7%
Aerospace & Defense - 1.8%
Lockheed Martin Corp.	158	25,395
Raytheon Co.	270	24,908

Total Aerospace & Defense		50,303

Airlines - 1.0%
Japan Airlines Co., Ltd.	500	27,639

Commercial Services & Supplies - 1.0%
Waste Management Inc.	650	29,074

Industrial Conglomerates - 0.8%
Jardine Matheson Holdings Ltd.	400	23,724

Professional Services - 0.8%
Dun & Bradstreet Corp.	219	24,134

Road & Rail - 0.8%
West Japan Railway Co.	500	22,013

Transportation Infrastructure - 0.5%
Beijing Capital International Airport Co., Ltd.	20,000	13,677

TOTAL INDUSTRIALS		190,564

INFORMATION TECHNOLOGY - 2.6%
Semiconductors & Semiconductor Equipment - 1.1%
Intel Corp.	1,080	33,372

Software - 0.6%
Broadridge Financial Solutions Inc.	390	16,240

Technology Hardware, Storage & Peripherals - 0.9%
International Business Machines Corp.	145	26,284

TOTAL INFORMATION TECHNOLOGY		75,896

MATERIALS - 1.0%
Containers & Packaging - 1.0%
Bemis Co. Inc.	680	27,649

TELECOMMUNICATION SERVICES - 13.9%
Diversified Telecommunication Services - 9.7%
AT&T Inc.	700	24,752
BCE Inc.	506	22,951
Bezeq Israeli Telecommunication Corp. Ltd.	11,148	20,889
CenturyLink Inc.	690	24,978
Chunghwa Telecom Co., Ltd., ADR	456	14,619
Frontier Communications Corp.	4,500	26,280
HKT Trust and HKT Ltd.	20,000	23,457
Nippon Telegraph & Telephone Corp.	300	18,710
Swisscom AG, Registered Shares	45	26,159
TDC A/S	2,600	26,908
Telefonica Deutschland Holding AG	2,800	23,154	(a)
Verizon Communications Inc.	512	25,052

Total Diversified Telecommunication Services		277,909

See Notes to Schedule of Investments.

QS BATTERYMARCH MANAGED VOLATILITY GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	SHARES	VALUE
Wireless Telecommunication Services - 4.2%
China Mobile Ltd.	1,949	$18,911
KDDI Corp.	400	24,398
NTT DoCoMo Inc.	1,400	23,936
Rogers Communications Inc., Class B Shares	600	24,145
StarHub Ltd.	4,000	13,377
Vodafone Group PLC	4,636	15,471

Total Wireless Telecommunication Services		120,238

TOTAL TELECOMMUNICATION SERVICES		398,147

UTILITIES - 14.5%
Electric Utilities - 5.1%
Cheung Kong Infrastructure Holdings Ltd.	1,557	10,778
CLP Holdings Ltd.	1,433	11,722
Duke Energy Corp.	217	16,099
Huaneng Power International Inc., Class H Shares	22,000	24,752
Pinnacle West Capital Corp.	450	26,028
Power Assets Holdings Ltd.	1,343	11,766
PPL Corp.	481	17,090
Southern Co.	297	13,478
Spark Infrastructure Group	8,434	14,713

Total Electric Utilities		146,426

Gas Utilities - 0.9%
Osaka Gas Co., Ltd.	3,000	12,615
Tokyo Gas Co., Ltd.	2,000	11,688

Total Gas Utilities		24,303

Independent Power and Renewable Electricity Producers - 0.5%
Tractebel Energia SA	900	13,442

Multi-Utilities - 5.6%
Centrica PLC	4,600	24,609
CMS Energy Corp.	815	25,387
Consolidated Edison Inc.	225	12,992
DTE Energy Co.	178	13,861
PG&E Corp.	297	14,262
TECO Energy Inc.	1,390	25,687
Wisconsin Energy Corp.	576	27,026
Xcel Energy Inc.	509	16,405

Total Multi-Utilities	-	160,229

Water Utilities - 2.4%
American Water Works Co. Inc.	369	18,247
Guangdong Investment Ltd.	18,000	20,693
Severn Trent PLC	900	29,758

Total Water Utilities		68,698

TOTAL UTILITIES		413,098

TOTAL COMMON STOCKS (Cost - $2,375,905)		2,744,098

PREFERRED STOCKS - 1.2%
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Telefonica Brasil SA	700	14,257

UTILITIES - 0.7%
Electric Utilities - 0.7%
Companhia Energetica de Minas Gerais	2,599	18,985

TOTAL PREFERRED STOCKS (Cost - $34,640)		33,242

See Notes to Schedule of Investments.

QS BATTERYMARCH MANAGED VOLATILITY GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY		EXPIRATION DATE	RIGHTS	VALUE
RIGHTS - 0.0%
HKT Trust and HKT Ltd. (Cost - $0)		7/15/14	3,600	$1,064	*(b)

			SHARES/ UNITS
MASTER LIMITED PARTNERSHIPS - 1.1%
Liquids Transportation & Storage - 0.6%
Buckeye Partners LP			206	17,110

Natural Gas Transportation & Storage - 0.5%
TC Pipelines LP			290	14,982

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $24,824)				32,092

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,435,369)				2,810,496

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.4%
Repurchase Agreements - 1.4%
Interest in $2,100,000,000 joint tri-party repurchase agreement dated 6/30/14 with RBS Securities Inc.; Proceeds at maturity - $34,952; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 7/15/14 to 2/15/42; Market value - $35,651)	0.050%	7/1/14	$34,952	34,952

Interest in $243,197,000 joint tri-party repurchase agreement dated 6/30/14 with Deutsche Bank Securities Inc.; Proceeds at maturity - $4,048; (Fully collateralized by various U.S. government obligations, 0.000% due 8/15/17 to 11/15/42; Market value - $4,169)	0.050%	7/1/14	4,048	4,048

TOTAL SHORT-TERM INVESTMENTS (Cost - $39,000)				39,000

TOTAL INVESTMENTS - 99.8% (Cost - $2,474,369#)				2,849,496
Other Assets in Excess of Liabilities - 0.2%				6,859

TOTAL NET ASSETS - 100.0%				$2,856,355

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

QS BATTERYMARCH MANAGED VOLATILITY GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

Summary of Investments by Country**

United States	49.3%
Japan	11.5
United Kingdom	7.2
Canada	6.0
Switzerland	5.2
Hong Kong	4.1
China	3.4
Germany	2.3
Israel	1.7
Luxembourg	1.7
Brazil	1.6
Denmark	1.0
Mexico	0.7
Netherlands	0.7
Belgium	0.7
Australia	0.5
Taiwan	0.5
Singapore	0.5
Short - Term Investments	1.4

100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of June 30, 2014 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Batterymarch Managed Volatility Global Dividend Fund (formerly Legg Mason Batterymarch Managed Volatility Global Dividend Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$2,744,098	—	—	$2,744,098
Preferred stocks	33,242	—	—	33,242
Rights	—	$1,064	—	1,064
Master limited partnerships	32,092	—	—	32,092

Total long-term investments	$2,809,432	$1,064	—	$2,810,496

Short-term investments†	—	39,000	—	39,000

Total investments	$2,809,432	$40,064	—	$2,849,496

†	See Schedule of Investments for additional detailed categorizations.

For the period ended June 30, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2014, securities valued at $665,318 were temporarily transferred from Level 2 to Level 1 within the fair value hierarchy.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Notes to Schedule of Investments (unaudited) (continued)

(e) Master limited partnerships. Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$421,534
Gross unrealized depreciation	(46,407)

Net unrealized appreciation	$375,127

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2014, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	August 20, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 20, 2014